Stockholders' Equity: Schedule of of Outstanding and Exercisable Common Stock Options (Details) (Stock Options, USD $)	Mar. 31, 2013	Dec. 31, 2012
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	390,000	390,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 7.96	$ 7.96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	390,000	390,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 7.96	$ 7.96